Loans and Borrowings - Additional Information (Details) - Revolving Credit Facility - EUR (€) € in Millions	Mar. 31, 2026	Mar. 09, 2026	Sep. 30, 2025	Aug. 02, 2024
Disclosure of detailed information about borrowings [line items]
Revolving credit ancillary facility	€ 15.0	€ 5.0	€ 10.0
Credit facility, available and remains undrawn balance	€ 210.0
Maximum
Disclosure of detailed information about borrowings [line items]
Credit Facility, Outstanding Balance				€ 225.0